EQUITY (Details 3)	12 Months Ended
Sep. 30, 2021
Warrants
Dividend yield	0.00%
Risk free interest rate	0.37%
Expected volatility	140.00%
Warrant One | Minimum
Expected life	3 years
Warrant One | Maximum
Expected life	5 years